UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      110,961
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-14705              Parsow Management LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
American International Group COM            26874784       229     6,500 SH       SOLE                    6,500      0    0
Apple Computer Inc           COM            37833100       474       890 SH       SOLE                      890      0    0
Bankunited Inc               COM            06652K103    1,491    61,000 SH       SOLE                   61,000      0    0
Berkshire Hathaway Inc. Del  CL A           84670108     6,703        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del  CL B           84670702     9,374   104,500 SH       SOLE                  104,500      0    0
BP PLC-SPONS ADR             ADRS           55622104     1,078    25,900 SH       SOLE                   25,900      0    0
Cadiz Inc.                   COM            127537207    1,413   178,400 SH       SOLE                  178,400      0    0
Chesapeake Energy Corp.      COM            165167107      183    11,000 SH       SOLE                   11,000      0    0
Citigoup Inc.                COM            172967424      396    10,000 SH       SOLE                   10,000      0    0
CME Group Inc.               COM            12572Q105    1,844    36,400 SH       SOLE                   36,400      0    0
Columbia Laboratories Inc.   COM            197779101       15    23,200 SH       SOLE                   23,200      0    0
Cons Tomoka Land Co-Florida  COM            210226106      348    11,209 SH       SOLE                   11,209      0    0
Crexendo Inc                 COM            226552107      240    84,704 SH       SOLE                   84,704      0    0
Diamond Offshore Drilling    COM            25271C102      381     5,600 SH       SOLE                    5,600      0    0
Dow Chem Co.                 COM            260543103      609    18,825 SH       SOLE                   18,825      0    0
Enerplus Resources Fund      UNIT           292766102      661    51,000 SH       SOLE                   51,000      0    0
Fortegra Financial Corp.     COM            34954W104      208    23,359 SH       SOLE                   23,359      0    0
Frontier Communications Corp COM            35906A108    1,370   320,000 SH       SOLE                  320,000      0    0
Fuel Tech Inc.               COM            359523107      152    36,300 SH       SOLE                   36,300      0    0
General Electric Co          COM            369604103      810    38,600 SH       SOLE                   38,600      0    0
Goldman Sachs Group Inc      COM            38141G104      523     4,100 SH       SOLE                    4,100      0    0
Google Inc                   CL A           38259P508    1,270     1,795 SH       SOLE                    1,795      0    0
Hewlett-Packard Co           COM            428236103      208    14,600 SH       SOLE                   14,600      0    0
Hollywood Media Corp         COM            436233100      317   235,001 SH       SOLE                  235,001      0    0
Innodata Isogen Inc          COM            457642205      167    44,300 SH       SOLE                   44,300      0    0
IPATH S&P 500 VIX            ETF            06740C188      940    29,550 SH       SOLE                   29,550      0    0
Johnson & Johnson            COM            478160104      210     3,000 SH       SOLE                    3,000      0    0
JPMorgan Chase & Co.         COM            46625H100      286     6,500 SH       SOLE                    6,500      0    0
Kennedy-Wilson Hldgs         COM            489398107   51,242 3,665,400 SH       SOLE                3,665,400      0    0
KKR Financial Holdings       REIT           48248A306      391    37,000 SH       SOLE                   37,000      0    0
MDC Partners Inc             COM            552697104    1,822   161,223 SH       SOLE                  161,223      0    0
Microsoft Corp.              COM            594918104    1,405    52,600 SH       SOLE                   52,600      0    0
Mosys Inc                    COM            619718109       35    10,000 SH       SOLE                   10,000      0    0
Nucor Corp.                  COM            670346105      954    22,100 SH       SOLE                   22,100      0    0
NYSE Euronext                COM            629491101    1,110    35,200 SH       SOLE                   35,200      0    0
Orbit International Corp.    COM            685559304    2,789   863,563 SH       SOLE                  863,563      0    0
Penn West Petroleum Trust    UNIT           707887105      788    72,600 SH       SOLE                   72,600      0    0
Perma-Fix Environmental Svcs COM            714157104      219   321,582 SH       SOLE                  321,582      0    0
Polymet Mining Corp.         COM            731916102      210   228,000 SH       SOLE                  228,000      0    0
Proshares Short Dow 30       ETF            74347R701    1,135    33,000 SH       SOLE                   33,000      0    0
Proshares Short S&P 500      ETF            74347R503    1,412    41,500 SH       SOLE                   41,500      0    0
Reading International Inc    CL A           755408101      389    64,800 SH       SOLE                   64,800      0    0
Sandridge Energy Inc         COM            80007P307      126    19,800 SH       SOLE                   19,800      0    0
Taylor Devices Inc           COM            877163105      345    40,100 SH       SOLE                   40,100      0    0
Ultra Petroleum Corp         COM            903914109    1,365    75,300 SH       SOLE                   75,300      0    0
USEC Inc.                    COM            90333E108       11    20,000 SH       SOLE                   20,000      0    0
White Mtns Ins Group Ltd     COM            G9618E107   13,313    25,850 SH       SOLE                   25,850      0    0
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